Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Vs. Performance
The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of our peer group over the same period, our net income, and our financial performance measure for compensatory purposes, adjusted EBITDA.

							Value of Initial Fixed $100
					Average		Investment Based on:
	Summary		Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid	Table Total for	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net
Year	the First PEO 1 2	to First PEO 3	the Second PEO 1 2	to Second PEO 3	Non-PEO NEOs 2	Non-PEO NEOs 3	Return 4	Return 5	Income 6	Adjusted EBITDA 7
2024	$5,448,826	$4,099,020	$0	$0	$1,229,510	$534,908	$52	$220	($76,893)	($47,056)
2023	$4,432,214	($2,205,855)	$4,633,584	($5,220,306)	$1,275,217	($168,813)	$107	$212	($59,292)	$42,134
2022	$5,691,174	$9,786,549	$11,541,819	$12,049,440	$1,908,536	$2,719,849	$277	$223	$108,205	$225,734
2021	$3,485,168	$7,369,767	$0	$0	$1,163,411	$1,854,212	$180	$226	($3,137)	$87,338

1.
For 2021, Norman Miller (first PEO) served as the sole principal executive officer (“PEO”) of the Company. For 2022, Mr. Miller and Chandra Holt (second PEO) each served as PEOs for a portion of the year, Mr. Miller from February 1, 2021 to August 8, 2021, and Ms. Holt from August 8, 2021, to January 31, 2022. For 2023, Ms. Holt and Mr. Miller each served as PEOs for a portion of the year, Ms. Holt from February 1, 2022 to October 17, 2022, and Mr. Miller from October 17, 2022 to January 31, 2023. For 2024, Mr. Miller served as the sole PEO of the Company.

2.
The dollar amounts reported as total compensation for the Company’s PEOs and the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding persons serving as PEOs) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2023, 2022 and 2021. The names of each of the NEOs (excluding such PEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Timothy Santo, George Bchara, Rodney Lastinger, Mark Prior, and Thomas Fenton (i) for 2023, George Bchara, Rodney Lastinger, Mark Prior, and Thomas Fenton; (ii) for 2022, George Bchara, Rodney Lastinger, and Mark Prior; and (iii) for 2021, George Bchara, Lee Wright, Rodney Lastinger, and Mark Prior.

3.
The dollar amounts reported as “compensation actually paid” to the Company’s PEOs and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEOs), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards (a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2024	First PEO	$5,448,826	$2,873,626	$2,915,968	($575,062)	$0	($817,086)	$0	$4,099,020
2024	Non-PEO NEOs	$1,229,510	$593,215	$166,555	($121,000)	$0	($65,811)	$81,131	$534,908
2023	First PEO	$4,432,214	$2,769,421	$1,785,023	($4,965,572)	$0	($688,099)	$0	($2,205,855)
2023	Second PEO	$4,633,584	$3,515,724	$0	$0	$339,622	($6,677,789)	$0	($5,220,306)
2023	Non-PEO NEOs	$1,275,217	$798,001	$381,845	($985,837)	$0	($42,037)	$0	($168,813)

2022	First PEO	$5,691,174	$1,667,574	$3,006,212	$2,876,597	$0	($119,861)	$0	$9,786,549
2022	Second PEO	$11,541,819	$8,508,778	$9,016,399	$0	$0	$0	$0	$12,049,440
2022	Non-PEO NEOs	$1,908,536	$477,472	$860,968	$372,916	$0	$54,901	$0	$2,719,849

2021	First PEO	$3,485,168	$1,405,860	$2,643,832	$2,031,707	$0	$614,919	$0	$7,369,767
2021	Non-PEO NEOs	$1,163,411	$375,487	$706,132	$286,402	$0	$73,753	$0	$1,854,212

4.
Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Retailing (Industry Group) Index.

6.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (in thousands).
7.
Given the importance of adjusted EBITDA, as discussed further above, the Company has determined, in the Company’s assessment, that adjusted EBITDA represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2024 and 2023. Adjusted EBITDA may not have been the most important financial performance measure for year 2022 or 2021, and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of the NEOs (excluding such PEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Timothy Santo, George Bchara, Rodney Lastinger, Mark Prior, and Thomas Fenton (i) for 2023, George Bchara, Rodney Lastinger, Mark Prior, and Thomas Fenton; (ii) for 2022, George Bchara, Rodney Lastinger, and Mark Prior; and (iii) for 2021, George Bchara, Lee Wright, Rodney Lastinger, and Mark Prior.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Retailing (Industry Group) Index.
Adjustment To PEO Compensation, Footnote
3.
The dollar amounts reported as “compensation actually paid” to the Company’s PEOs and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEOs), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards (a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2024	First PEO	$5,448,826	$2,873,626	$2,915,968	($575,062)	$0	($817,086)	$0	$4,099,020
2024	Non-PEO NEOs	$1,229,510	$593,215	$166,555	($121,000)	$0	($65,811)	$81,131	$534,908
2023	First PEO	$4,432,214	$2,769,421	$1,785,023	($4,965,572)	$0	($688,099)	$0	($2,205,855)
2023	Second PEO	$4,633,584	$3,515,724	$0	$0	$339,622	($6,677,789)	$0	($5,220,306)
2023	Non-PEO NEOs	$1,275,217	$798,001	$381,845	($985,837)	$0	($42,037)	$0	($168,813)

2022	First PEO	$5,691,174	$1,667,574	$3,006,212	$2,876,597	$0	($119,861)	$0	$9,786,549
2022	Second PEO	$11,541,819	$8,508,778	$9,016,399	$0	$0	$0	$0	$12,049,440
2022	Non-PEO NEOs	$1,908,536	$477,472	$860,968	$372,916	$0	$54,901	$0	$2,719,849

2021	First PEO	$3,485,168	$1,405,860	$2,643,832	$2,031,707	$0	$614,919	$0	$7,369,767
2021	Non-PEO NEOs	$1,163,411	$375,487	$706,132	$286,402	$0	$73,753	$0	$1,854,212

Non-PEO NEO Average Total Compensation Amount	$ 1,229,510	$ 1,275,217	$ 1,908,536	$ 1,163,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ 534,908	(168,813)	2,719,849	1,854,212
Adjustment to Non-PEO NEO Compensation Footnote
3.
The dollar amounts reported as “compensation actually paid” to the Company’s PEOs and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEOs), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards (a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2024	First PEO	$5,448,826	$2,873,626	$2,915,968	($575,062)	$0	($817,086)	$0	$4,099,020
2024	Non-PEO NEOs	$1,229,510	$593,215	$166,555	($121,000)	$0	($65,811)	$81,131	$534,908
2023	First PEO	$4,432,214	$2,769,421	$1,785,023	($4,965,572)	$0	($688,099)	$0	($2,205,855)
2023	Second PEO	$4,633,584	$3,515,724	$0	$0	$339,622	($6,677,789)	$0	($5,220,306)
2023	Non-PEO NEOs	$1,275,217	$798,001	$381,845	($985,837)	$0	($42,037)	$0	($168,813)

2022	First PEO	$5,691,174	$1,667,574	$3,006,212	$2,876,597	$0	($119,861)	$0	$9,786,549
2022	Second PEO	$11,541,819	$8,508,778	$9,016,399	$0	$0	$0	$0	$12,049,440
2022	Non-PEO NEOs	$1,908,536	$477,472	$860,968	$372,916	$0	$54,901	$0	$2,719,849

2021	First PEO	$3,485,168	$1,405,860	$2,643,832	$2,031,707	$0	$614,919	$0	$7,369,767
2021	Non-PEO NEOs	$1,163,411	$375,487	$706,132	$286,402	$0	$73,753	$0	$1,854,212

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following identifies the three most important financial measures used by our Compensation Committee to link the “compensation actually paid” to our CEO and NEOs in fiscal year 2024, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our CEO and NEO compensation is discussed in the CD&A on pages 24 – 26.
Financial Performance Measures
Adjusted EBITDA
Same Store Sales
Total Shareholder Return

Total Shareholder Return Amount	$ 52	107	277	180
Peer Group Total Shareholder Return Amount	220	212	223	226
Net Income (Loss)	$ (76,893,000)	$ (59,292,000)	$ 108,205,000	$ (3,137,000)
Company Selected Measure Amount	(47,056,000)	42,134,000	225,734,000	87,338,000
Measure:: 1
Pay vs Performance Disclosure
Name	Financial Performance Measures
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	the Company has determined, in the Company’s assessment, that adjusted EBITDA represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2024 and 2023. Adjusted EBITDA may not have been the most important financial performance measure for year 2022 or 2021, and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 3
Pay vs Performance Disclosure
Name	Same Store Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Mr. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,448,826	$ 4,432,214	$ 5,691,174	$ 3,485,168
PEO Actually Paid Compensation Amount	$ 4,099,020	(2,205,855)	9,786,549	7,369,767
PEO Name	Mr. Miller
Mr. Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	4,633,584	11,541,819	0
PEO Actually Paid Compensation Amount	$ 0	(5,220,306)	12,049,440	0
PEO Name	Ms. Holt
PEO | Mr. Miller [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,873,626)	(2,769,421)	(1,667,574)	(1,405,860)
PEO | Mr. Miller [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,915,968	1,785,023	3,006,212	2,643,832
PEO | Mr. Miller [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(575,062)	(4,965,572)	2,876,597	2,031,707
PEO | Mr. Miller [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Miller [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(817,086)	(688,099)	(119,861)	614,919
PEO | Mr. Miller [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Holt [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,515,724)	(8,508,778)
PEO | Mr. Holt [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	9,016,399
PEO | Mr. Holt [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Holt [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		339,622	0
PEO | Mr. Holt [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,677,789)	0
PEO | Mr. Holt [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,215)	(798,001)	(477,472)	(375,487)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,555	381,845	860,968	706,132
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,000)	(985,837)	372,916	286,402
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,811)	(42,037)	54,901	73,753
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,131)	$ 0	$ 0	$ 0